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FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:			Bush O'Donnell Investment Advisors, Inc.
Address:		101 S. Hanley Rd., Suite 1260
			St. Louis, MO 63105
13F File Number:	028-05533

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:		Mark J. Reed
Title:		Managing Director
Phone:		314-727-4555

Signature, Place, and Date of Signing:

Mark J. Reed
St. Louis, Missouri
August 14,2012

Report Type (check only one.):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION PAGE

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FORM 13F SUMMARY PAGE

Report summary:

List of Other Included Managers:  0

Form 13F Information Table Entry Total: 47

Form 13F Information Table Value Total: $173,899,380
List of Other Included Managers:

NONE

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
Form 13F Information Table
			Value	Shares/	Sh/	Put/	Investment	Other	            Voting Authority
Name of Issuer	Title of Class	Cusip	(x$1000)	Prn Amt	Prn	Call	Discretion	Managers	Sole	Shared	None
3M CO			COM	88579Y101	7959	SH	88833		SOLE				88833
ACCESS MIDSTREAM PTN	LP	00434L109	389	SH	14320		SOLE				14320
ALLIANCE RESOURCE PTN	LP	01877R108	506	SH	9014		SOLE				9014
ARCHER DANIELS MIDLAND	COM	039483102	6874	SH	232880		SOLE				232880
AMERICAN EXPRESS CO	COM	025816109	9518	SH	163506		SOLE				163506
ATHENAHEALTH, INC	COM	04685W103	746	SH	9418		NONE						9418
BERKSHIRE HATHAWAY CL A	COM	084670108	6872	SH	55		SOLE				55
BERKSHIRE HATHAWAY CL B	COM	084670207	3652	SH	43823		SOLE				43823
BUCKEYE PARTNERS	LP	118230101	390	SH	7468		SOLE				7468
BOARDWALK PIPELINE PTN	LP	096627104	640	SH	23165		SOLE				23165
CLEARBRIDGE MLP FUND	COM	184692101	1143	SH	51800		SOLE				51800
COLGATE PALMOLIVE CO	COM	194162103	12625	SH	121277		SOLE				121277
COPANO ENERGY LLC	LP	217202100	585	SH	21039		SOLE				21039
DOLLAR TREE INC.	COM	256746108	323	SH	6000		SOLE				6000
EMERSON 		COM	291011104	7304	SH	156798		SOLE				156798
ENBRIDGE ENERGY PTN	LP	29250R106	542	SH	17600		SOLE				17600
ENERGY TRANSFER EQUITY	GP	29273V100	447	SH	10903		SOLE				10903
ENERGY TRANSFER PTN	LP	29273R109	420	SH	9510		SOLE				9510
ENTERPRISE PRODUCTS PTN	LP	293792107	1768	SH	34508		SOLE				34508
EXPRESS SCRIPTS		COM	302182100	14986	SH	268430		SOLE				268430
EXXON MOBIL CORP	COM	30231G102	1986	SH	23214		SOLE				23214
FEDEX CORP		COM	31428x106	7381	SH	80575		SOLE				80575
INERGY			LP	456615103	440	SH	23608		SOLE				23608
JOHNSON & JOHNSON CO.	COM	478160104	9468	SH	140140		SOLE				140140
KINDER MORGAN ENERGY PT	LP	494550106	478	SH	6087		SOLE				6087
KINDER MORGAN INC	COM	49456B101	7709	SH	239275		SOLE				239275
LINN ENERGY LLC		LLC	536020100	715	SH	18778		SOLE				18778
MAGELLAN MIDSTREAM PTN	LP	559080106	705	SH	9977		SOLE				9977
MARKWEST ENERGY PTN	LP	570759100	222	SH	4509		SOLE				4509
MERCK & CO INC		COM	589331107	1245	SH	29815		SOLE				29815
MICROSOFT CORP		COM	594918104	237	SH	7747		SOLE				7747
MOODY'S CORP		COM	615369108	337	SH	9220		SOLE				9220
NORTHERN TRUST		COM	665859104	5321	SH	115628		SOLE				115628
NUSTAR GRP HOLDINGS	LP	67059L102	493	SH	15889		SOLE				15889
ONEOK PTN		LP	68268N103	804	SH	14960		SOLE				14960
PEPSICO INC		COM	713448108	10446	SH	147828		SOLE				147828
PLAINS ALL-AMERICAN	LP	726503105	872	SH	10791		SOLE				10791
PROCTOR & GAMBLE CO.	COM	742718109	8906	SH	145410		SOLE				145410
SUBURBAN PROPANE PTN	LP	864482104	313	SH	7583		SOLE				7583
TEEKAY LNG PTN		LP	Y8564M105	751	SH	19470		SOLE				19470
TERRA NITROGEN CO	LP	881005201	230	SH	1084		SOLE				1084
UNITED PARCEL SERV B	COM	911312106	394	SH	5000		SOLE				5000
UNITED TECH CORP	COM	913017109	8738	SH	115693		SOLE				115693
WALGREEN CO		COM	931422109	7213	SH	243834		SOLE				243834
WAL MART STORES		COM	931142103	12339	SH	176982		SOLE				176982
WELLPOINT HEALTH NTWKS	COM	94973H108	1112	SH	17427		NONE				17427
WESTERN UNION CO	COM	959802109	7354	SH	436728		SOLE				436728
